Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Summary of Other Liabilities

A summary of “Other liabilities” as of December 31, 2015 and 2014 is as follows:

	2015	2014
	(in millions)
Advances on buy-back agreements	$2,147	$1,962
Warranty and campaign programs	908	1,020
Marketing and sales incentive programs	1,166	1,413
Tax payables	528	680
Accrued expenses and deferred income	577	731
Accrued employee benefits	572	669
Legal reserves and other provisions	389	410
Contract reserve	396	390
Restructuring reserve	51	95
Other	736	689
Total	$7,470	$8,059

Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs

A summary of recorded activity for the years ended December 31, 2015 and 2014 for the basic warranty and accruals for campaign programs are as follows:

	2015	2014
	(in millions)
Balance, beginning of year	$1,020	$1,111
Current year additions	738	866
Claims paid	(723)	(837)
Currency translation adjustment and other	(127)	(120)
Balance, end of year	$908	$1,020

Schedule Of Restructuring Activity

The following table sets forth restructuring activity for the years ended December 31, 2015, 2014 and 2013:

	Severance and Other Employee Costs	Facility Related Costs	Other Restructuring	Total
	(in millions)
Balance at January 1, 2013	$131	$—	$24	$155
Restructuring charges	67	1	3	71
Reserves utilized: cash	(122)	—	(16)	(138)
Reserves utilized: non-cash	(8)	—	(3)	(11)
Currency translation adjustments	1	—	(1)	—
Balance at December 31, 2013	69	1	7	77
Restructuring charges	118	32	34	184
Reserves utilized: cash	(74)	—	(8)	(82)
Reserves utilized: non-cash	(13)	(26)	(24)	(63)
Currency translation adjustments	(14)	(1)	(6)	(21)
Balance at December 31, 2014	86	6	3	95
Restructuring charges	66	—	18	84
Reserves utilized: cash	(112)	(3)	(1)	(116)
Reserves utilized: non-cash	(5)	—	—	(5)
Currency translation adjustments	(5)	2	(4)	(7)
Balance at December 31, 2015	$30	$5	$16	$51